Income Tax, Income tax benefit/(expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Abstract]
Current tax	$ (51,016)	$ (21,205)	$ (5,081)
Deferred tax	14,796	(3,672)	(25,869)
Deferred tax expense (income) relating to origination and reversal of temporary differences	14,796	(3,672)	(25,869)
Total income tax expense	$ (36,220)	$ (24,877)	$ (30,950)